Cover Page	Aug. 22, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 22, 2025
Entity Registrant Name	SALARIUS PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36812
Entity Tax Identification Number	46-5087339
Entity Address, Address Line One	2450 Holcombe Blvd.
Entity Address, Address Line Two	Suite X
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77021
City Area Code	713
Local Phone Number	913-5608
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	SLRX
Entity Emerging Growth Company	false
Entity Central Index Key	0001615219
Amendment Flag	false